MARKED TO SHOW CHANGES
                                                        SEC File Nos. 2-83847
                                                                     811-3734

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-1A
                              Registration Statement
                                      Under
                             the Securities Act of 1933
                          Post-Effective Amendment No.  19
                                       and
                               Registration Statement
                                      Under
                         The Investment Company Act of 1940
                                  Amendment No.  19

                              EuroPacific Growth Fund
                  (Exact Name of Registrant as specified in charter)
                               333 South Hope Street
                           Los Angeles, California 90071
                       (Address of principal executive offices)
                  Registrant's telephone number, including area code:
                                  (213) 486-9200

                                   Vincent P. Corti
                        Capital Research and Management Company
                                 333 South Hope Street
                             Los Angeles, California 90071
                        (name and address of agent for service)


                                      Copies to:
                              MICHAEL J. FAIRCLOUGH, ESQ.
                                 O'Melveny & Myers LLP
                                 400 South Hope Street
                             Los Angeles, California  90071
                              (Counsel for the Registrant)


                       Approximate date of proposed public offering:
It is proposed that this filing become effective on June 1, 1999,  pursuant to paragraph (a)(1) of rule 485.

                            EuroPacific Growth Fund

                                   PROSPECTUS

                                  JUNE 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR
COMPLETE.   ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EUROPACIFIC GROWTH FUND
333 South Hope Street
Los Angeles, CA  90071

TICKER SYMBOL: AEPGX NEWSPAPER ABBREV.: Eupac FUND NO.: 16

TABLE OF CONTENTS
Risk/Return Summary.................................................
Fees and Expenses of the Fund.......................................
Investment Objective, Strategies and Risks..........................
Year 2000...........................................................
Management and Organization.........................................
Shareholder Information.............................................
Purchase and Exchange of Shares.....................................
Distribution Arrangements...........................................
Financial Highlights................................................

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of issuers located in Europe or the Pacific Basin.

The fund is designed for investors seeking greater capital appreciation through investments in stocks of issuers based outside the U.S. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to world political, social and economic instability, and currency fluctuations. The prices of equity securities will be affected by events specifically involving the companies whose securities are owned in the fund.

You may lose money by investing in the fund. The likelihood of loss is greater if you invest for a shorter period of time.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

INVESTMENT RESULTS

The following information illustrates how the fund's results fluctuate. Past results are not an indication of future results.

Here are the fund's results calculated without a sales charge on a CALENDAR YEAR basis. (If a sales charge were included, results would be lower.)

[begin bar chart]
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998
[end bar chart]

THE FUND'S YEAR-TO-DATE RETURN FOR THE THREE MONTHS ENDED MARCH 31, 1999 WAS
0.00%

The fund's highest/lowest quarterly results during this time period were:
- HIGHEST  xx.xx%  (quarter ended xx, 19xx)
- LOWEST   xx.xx%  (quarter ended xx, 19xx)

For periods ended December 31, 1998:

                           THE FUND WITH MAXIMUM SALES CHARGE   MORGAN STANLEY
AVERAGE ANNUAL             DEDUCTED/1/                CAPITAL
TOTAL RETURN                                          INTERNATIONAL
                                                      EAFE INDEX /2/

One Year                   xx.xx%                     xx.xx%

Ten Years                  xx.xx%                     xx.xx%

Lifetime /3/               xx.xx%                     xx.xx%


1 THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA WHICH REQUIRES THAT THE MAXIMUM SALES CHARGE OF 5.75% BE DEDUCTED AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. RESULTS WOULD BE HIGHER IF THEY WERE CALCULATED AT NET ASSET VALUE.

2  THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX MEASURES ALL MAJOR STOCK MARKETS OUTSIDE NORTH AMERICA. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

3  THE FUND BEGAN INVESTMENT OPERATIONS ON APRIL 16, 1984.
FEES AND EXPENSES OF THE FUND

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.
SHAREHOLDER FEES
(fees paid directly from your investment)

MAXIMUM SALES CHARGE IMPOSED ON PURCHASES                  5.75%1
(AS A PERCENTAGE OF OFFERING PRICE)

MAXIMUM SALES CHARGE IMPOSED ON REINVESTED                 0%
DIVIDENDS

MAXIMUM DEFERRED SALES CHARGE                              0%2

REDEMPTION OR EXCHANGE FEES                                0%



1  SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES.

2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following any purchases you made without a sales charge.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)

MANAGEMENT FEES                                            X.XX%

 SERVICE (12B-1) FEES                                      X.XX%*

 OTHER EXPENSES                                            X.XX%



TOTAL ANNUAL FUND OPERATING EXPENSES       X.XX%

*12B-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY. EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year                                                   $xx

 Three Years                                               $xx

 Five Years                                                $xx

 Ten Years                                                 $xx



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in Europe or the Pacific Basin.

The prices of equity securities will decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency fluctuations. Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also hold cash or money market instruments of any issuer to any extent deemed appropriate. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also provides greater liquidity to meet redemptions or to make additional investments, and it would reduce the fund's exposure in the event of a market downturn.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic investment philosophy of Capital Research and Management Company is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when they are judged to no longer represent good long-term value.

The following chart illustrates the asset mix of the fund's investment portfolio as of the end of the fund's fiscal year, March 31, 1999.

PERCENT INVESTED BY COUNTRY                                Percent of Net Assets

  [Country]                                                x.x

  [Country]                                                x.x

  [Country]                                                x.x

  [Country]                                                x.x

  [Country]                                                x.x



 TEN LARGEST EQUITY HOLDINGS

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x

  [Equity]                                                 x.x



BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO
TIME.

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the fund and its shareholders. However, the fund understands that its key service providers--including the investment adviser and its affiliates--are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the fund invests. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The fund and its investment adviser will continue to monitor developments relating to this issue.

MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year is discussed earlier under "Fees and Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into the fund's code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for EuroPacific Growth Fund are listed on the following page.

                                                                   APPROXIMATE YEARS OF EXPERIENCE AS
                                                                   AN INVESTMENT PROFESSIONAL
                                                                   (INCLUDING THE LAST FIVE YEARS)

PORTFOLIO         PRIMARY TITLE(S)       YEARS OF EXPERIENCE       WITH CAPITAL              TOTAL YEARS
COUNSELORS                               AS PORTFOLIO              RESEARCH AND
FOR                                      COUNSELOR (AND            MANAGEMENT COMPANY
EUROPACIFIC                              RESEARCH                  OR AFFILIATES
GROWTH FUND                              PROFESSIONAL, IF
                                         APPLICABLE) FOR
                                         EUROPACIFIC GROWTH
                                         FUND (APPROXIMATE)

Thierry           Vice Chairman of       15 years (since the       36 years                  36 years
Vandeventer       the Board of the       fund began
                  fund. Director,        operations)
                  Capital Research
                  and Management
                  Company

Mark E.           President of the       8 years (plus 3           17 years                  17 years
Denning           fund. Director,        years as a research
                  Capital Research       professional prior
                  and Management         to becoming a
                  Company. Senior        portfolio counselor
                  Vice President         for the fund)
                  and Director,
                  Capital Research
                  Company*

Stephen E.        Executive Vice         15 years (since the       27 years                  33 years
Bepler            President of the       fund began
                  fund. Senior           operations)
                  Vice President,
                  Capital Research
                  Company*

Robert W.         Senior Vice            5 years (plus 7           14 years                  14 years
Lovelace          President of the       years as a research
                  fund. Executive        professional prior
                  Vice President         to becoming a
                  and Director,          portfolio counselor
                  Capital Research       for the fund)
                  Company*. Vice
                  President,
                  Capital Research
                  and Management
                  Company

Janet A.          Senior Vice            9 years (plus 5           17 years                  23 years
McKinley          President of the       years as a research
                  fund. Director,        professional prior
                  Capital Research       to becoming a
                  and Management         portfolio counselor
                  Company. Senior        for the fund)
                  Vice President,
                  Capital Research
                  Company*

Alwyn Heong       Vice President         3 years (plus 4           7 years                   11 years
                  of the fund.           years as a research
                  Vice President,        professional prior
                  Capital Research       to becoming a
                  Company*               portfolio counselor
                                         for the fund)

Martial           Senior Vice            5 years (plus 5           27 years                  27 years
Chaillet          President,             years as a research
                  Capital Research       professional prior
                  Company*               to becoming a
                                         portfolio counselor
                                         for the fund)



The fund began investment operations on April 16, 1984

*Company affiliated with Capital Research and Management Company.

SHAREHOLDER INFORMATION

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                     CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                            (8 a.m. to 8 p.m. ET):
                                 800/421-0180

 (Insert Service Center Map)

 WESTERN SERVICE CENTER              EASTERN CENTRAL SERVICE CENTER
American Funds Service Company       American Funds Service Company
P.O. Box 2205                        P.O. Box 6007
Brea, California                     Indianapolis, Indiana
92822-2205                           46206-6007
Fax:  714/671-7080                   Fax:  317/735-6620

 WESTERN CENTRAL SERVICE CENTER      EASTERN SERVICE CENTER
American Funds Service Company       American Funds Service Company
P.O. Box 659522                      P.O. Box 2280
San Antonio, Texas                   Norfolk, Virginia
78265-9522                           23501-2280
Fax:  210/474-4050                   Fax:  757/670-4773




A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER ARE DESCRIBED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group generally without a sales charge. Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

INVESTMENT MINIMUMS

To establish an account                                                                                                $  250


      For a retirement plan account                             $  250

      For a retirement plan account through payroll             $  25
      deduction



To add to an account                                            $  50

      For a retirement plan account through payroll             $  25
      deduction


SHARE PRICE

The fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and accepts your request. The offering price is the net asset value plus a sales charge, if applicable.

SALES CHARGE

A sales charge may apply to your purchase. Your sales charge may be reduced for larger purchases as indicated below.

                                     Sales Charge as
                                     Percentage of

Investment                           Offering         Net            Dealer
                                     Price            Amount         Concession
                                                      Invested       as % of
                                                                     Offering
                                                                     Price

Less than $50,000                    5.75%            6.10%          5.00%

$50,000 but less than                4.50%            4.71%          3.75%
$100,000

$100,000 but less than               3.50%            3.63%          2.75%
$250,000

$250,000 but less than               2.50%            2.56%          2.00%
$500,000

$500,000 but less $1 million         2.00%            2.04%          1.60%

$1 million or more and               see below        see below      see below
certain other investments
described below



PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED ON CERTAIN REDEMPTIONS BY ACCOUNTS THAT INVEST WITH NO INITIAL SALES CHARGE (OTHER THAN EMPLOYER-SPONSORED PLANS), IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. A dealer concession of up to 1% may be paid by the fund under its Plan of Distribution and/or by American funds Distributors on investments made with no initial sales charge.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

The fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. Up to 0.25% of average net assets is paid annually to qualified dealers for providing certain services pursuant to the fund's Plan of Distribution. The 12b-1 fee paid by the fund, as a percentage of average net assets, fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

Through Your Dealer (certain charges may apply)

- Shares held for you in your dealer's name must be sold through the dealer. Writing to American Funds Service Company

-  Requests must be signed by the registered shareholder(s)

-  A signature guarantee is required if the redemption is:

--- Over $50,000;
--- Made payable to someone other than the registered shareholder(s); or --- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R):

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(r)) are limited to $50,000 per shareholder each day

-  Checks must be made payable to the registered shareholder

- Checks must be mailed to an address of record that has been used with the account for at least 10 days

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE(R), OR AMERICAN FUNDSLINE ONLINE(R)

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, the fund may be liable for losses due to unauthorized or fraudulent instructions.

DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

The fund intends to pay dividends to you, usually in June and December.
Capital gains, if any, are usually distributed in December.
You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Capital gains may be taxed at different rates depending on the length of time the fund holds its assets.

The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the fund with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, are included in the statement of additional information, which is available upon request.

                                  Year ended March 31

                                          1999       1998       1997       1996       1995



Net asset value,

beginning of year                                    $26.70     $24.28     $20.89     $21.95

INCOME FROM INVESTMENT

OPERATIONS

Net investment income                                   .45        .46        .46        .35

Net gains or losses on

securities (both

realized and unrealized)                               4.79       3.28       3.63       (.19)

Total from investment operations                       5.24       3.74       4.09       .16

LESS DISTRIBUTIONS:

Dividends (from net investment income)                (.433)     (.41)      (.49)      (.317)

Dividends (from net realized

non-U.S. currency gains) (1)                          (.017)     (.03)      -          (.003)

Distributions (from capital gains)                    (1.93)     (.88)      (.21)      (.90)

Total distributions                                   (2.38)     (1.32)     (.70)      (1.22)

Net asset value, end of year                          $29.56     $26.70     $24.28     $20.89

Total Return (2)                                      20.97%     15.88%     19.84%       .71%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period                            $21,316    $16,737    $12,335     $8,588

Ratio of expenses to average net assets                 .86%       .90%       .95%       .97%

Ratio of net income to average net assets              1.64%      1.77%      2.09%      1.80%

Portfolio turnover rate                                30.51%     25.82%     21.77%     16.02%



(1) Realized non-U.S. currency gains are treated as ordinary income for federal income tax purposes.

(2)Excludes maximum sales charge of 5.75%.

FOR SHAREHOLDER        FOR RETIREMENT PLAN          FOR DEALER

SERVICES               SERVICES                     SERVICES

American Funds         Call your employer or        American Funds

Service Company        plan administrator           Distributors

800/421-0180                                        800/421-9900 ext.11


    FOR 24-HOUR INFORMATION

American                         American FundsLine OnLine(r)

FundsLine(r)                     Internet Web site

800/325-3590                     http://www.americanfunds.com




Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

MULTIPLE TRANSLATIONS
This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

OTHER FUND INFORMATION
ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

Contains additional information about the fund including financial statements, investments results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the fund, including the fund's financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the fund's personal investing policy.
To request a free copy of any of the documents above:

Call American Funds      or         Write to the Secretary of the fund

Service Company                     333 South Hope Street

800/421-0180   ext.1                Los Angeles, CA  90071


Investment Company File No.   811-3734

                           EUROPACIFIC  GROWTH  FUND

                                   Part B
                      Statement of Additional Information

                                JUNE 1, 1999

This document is not a prospectus but should be read in conjunction with the current prospectus of EuroPacific Growth Fund (the fund or EUPAC) dated June 1, 1999. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                              EuroPacific Growth Fund
                               Attention:  Secretary
                               333 South Hope Street
                               Los Angeles, CA  90071
                                   (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

Item                                                            Page No.

Certain Investment Limitations and Guidelines                         2
Description of Certain Securities and Investment Techniques           2
Fundamental Policies and Investment Restrictions                      6
Fund Organization                                                     7
Fund Trustees and Officers                                            8
Management                                                           13
Dividends, Distributions and Federal Taxes                           15
Purchase of Shares                                                   19
Selling Shares                                                       25
Shareholder Account Services and Privileges                          27
Execution of Portfolio Transactions                                  29
General Information                                                  29
Investment Results and Related Statistics                            31
Description of Bond Ratings                                          36
Financial Statements                                           Attached


                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

INVESTMENT OBJECTIVE

- Generally, the fund will invest at least 65% of its assets in securities of issuers domiciled in Europe or the Pacific Basin.

DEBT SECURITIES

- The fund may invest up to 5% of its assets in debt securities rated Baa and BBB or below by Moody's Investor Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by Capital Research and Management Company (the "Investment Adviser").

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

The fund may invest up to 5% of its assets in debt securities rated Baa and BBB or below by Moody's Investor Service, Inc. or Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality by the Investment Adviser. These securities are commonly known as "high-yield, high-risk" or "junk" bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK BONDS

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- High-yield, high-risk bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers or issuers whose revenue is very sensitive to economic conditions may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high-yield, high-risk bonds.

PAYMENT EXPECTATIONS -- High-yield, high-risk bonds, may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value is likely to in a rising interest rate market, as it will with all bonds.

LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

OTHER SECURITIES -- The fund may also invest in securities that have equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa.

Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

Bonds, preferred stocks, and other securities may sometimes be converted into common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

The fund may invest in convertible securities rated in a variety of credit quality categories, including those rated as low as C by Moody's Investors Service, Inc. or D by Standard & Poor's Corporation. The fund has no current intention (at least during the next 12 months) to invest more than 5% of its assets in convertible securities rated below A by Moody's or S&P.

INVESTING IN VARIOUS COUNTRIES -- The fund has the ability to invest outside the U.S. Investing outside the U.S. involves special risks caused by, among other things: fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the Investment Adviser, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.
Forward currency contracts entered into by the fund will involve the purchase or sale of a currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal income tax purposes, the character and timing of income, gain or loss recognized by the fund.

WARRANTS AND RIGHTS -- In addition, the fund may purchase warrants, which are usually issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. The fund may also invest in rights to purchase common stocks. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price. Rights generally expire in less than four weeks.

RESTRICTED SECURITIES AND LIQUIDITY -- The fund may purchase securities subject to restrictions on resale. All such securities not actively traded outside the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which may be adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

The fund will not invest more than 10% of its assets in illiquid securities or more than 5% of its assets in securities which are subject to contractual restrictions on resale. Non-U.S. securities that can be freely traded in a foreign securities market and for which the facts and circumstances support a finding of liquidity are not included for the purposes of this limitation.

U.S. GOVERNMENT SECURITIES -- The fund may invest in securities guaranteed by the U.S. Government. These include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank Cooperatives, and Federal Intermediate Credit Banks.

CASH AND CASH EQUIVALENTS -- The fund may invest in cash and cash equivalents. These securities include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (E.G. certificates of deposit (interest-bearing time deposits), and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and bank obligations (E.G. certificates of deposit issued by savings banks or savings associations), (4) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (5) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

The fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the Investment Company Act of 1940 (the "1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or
(ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction. The fund may not:

1. Invest in securities of another issuer (other than the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of the total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of the total assets, the fund may exceed the 5% limitation with regards to investments in the securities of any one foreign government);

 2. Invest in companies for the purpose of exercising control or management;

3. Invest more than 25% of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Invest more than 5% of its total assets in the securities of other investment companies; such investments shall be limited to 3% of the voting stock of any investment company provided, however, that investment in the open market of a closed-end investment company where no more than customary brokers' commissions are involved and investment in connection with a merger, consolidation, acquisition or reorganization shall not be prohibited by this restriction;

5. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

6. Buy or sell commodities or commodity contracts in the ordinary course of its business, provided, however, that entering into foreign currency contracts shall not be prohibited by this restriction;

7. Invest more than 10% of the value of its total assets in securities which are not readily marketable or more than 5% of the value of its total assets in securities which are subject to legal or contractual restrictions on resale (except repurchase agreements) or engage in the business of underwriting of securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933. The fund may buy and sell securities outside the U.S. which are not registered with the Securities and Exchange Commission or marketable in the U.S. without regard to this restriction. The fund may not enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days. (See "Repurchase Agreements" above);

8. Lend any of its assets; provided, however that entering into repurchase agreements, investment in government obligations, publicly traded bonds, debentures, other debt securities or in cash equivalents such as short term commercial paper, certificates of deposit, or bankers acceptances, shall not be prohibited by this restriction;

9. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

 10. Purchase securities on margin;

11. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities;

 12. Mortgage, pledge or hypothecate its total assets to any extent;

13. Purchase or retain the securities of any issuer, if those individual officers and trustees of the fund, its investment adviser or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest more than 5% of the value of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation;

 15. Invest in puts, calls, straddles or spreads, or combinations thereof; or

16. Purchase partnership interests in oil, gas, or mineral exploration, drilling or mining ventures.

In addition, it is a non-fundamental policy of the fund as to 75% of the fund's total assets, investments in any one issuer will be limited to no more than 10% of the voting securities of such issuer.

                               FUND ORGANIZATION

The fund, an open-end, diversified management investment company was organized as a Massachusetts business trust on May 17, 1983.

All fund operations are supervised by the fund's Board of Trustees. The Board meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by the Investment Adviser or its affiliates are paid certain fees for services rendered to the fund as described in "Fund Trustees and Officers - Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

                           FUND TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION

NAME, ADDRESS AND         POSITION         PRINCIPAL           AGGREGATE            TOTAL              TOTAL
AGE                       WITH             OCCUPATION(S)       COMPENSATION         COMPENSATION       NUMBER
                          REGISTRANT       DURING PAST 5       (INCLUDING           (INCLUDING         OF FUND
                                           YEARS               VOLUNTARILY          VOLUNTARILY        BOARDS
                                                               DEFERRED             DEFERRED           ON WHICH
                                                               COMPENSATION         COMPENSATION       TRUSTEE
                                                               /1/)FROM FUND        /1/) FROM          SERVES
                                                               DURING FISCAL        ALL FUNDS          /2/
                                                               YEAR ENDED           MANAGED BY
                                                               3/31/99              CAPITAL
                                                                                    RESEARCH AND
                                                                                    MANAGEMENT
                                                                                    COMPANY OR
                                                                                    ITS
                                                                                    AFFILIATES
                                                                                    /2/ FOR THE
                                                                                    YEAR ENDED
                                                                                    3/31/99

Elisabeth Allison         Trustee          Administrative Director,   $                    $                  3
ANZI, Ltd.                                 ANZI, Ltd.
1770 Massachusetts                         (financial
Ave.                                       publishing
Cambridge, MA                              and
02140                                      consulting);
Age:  52                                   Publishing
                                           Consultant,
                                           Harvard
                                           Medical
                                           School;
                                           former Senior
                                           Vice
                                           President,
                                           Planning and
                                           Development,
                                           McGraw Hill,
                                           Inc.

Michael R.                Trustee          Chairman of         $                    $                  3
Bonsignore                                 the Board and
Honeywell Plaza                            Chief
P.O. Box 524                               Executive
Minneapolis, MN                            Officer,
55440                                      Honeywell
Age:  58                                   Inc.

Robert A. Fox             Trustee          President and       $                    $                  7
P.O. Box 457                               Chief
Livingston, CA                             Executive
95334                                      Officer,
Age:  62                                   Foster Farms,
                                           Inc.

Alan Greenway             Trustee          President,          $                    $                  5
7413 Fairway Road                          Greenway
La Jolla, CA 92037                         Associates,
Age: 71                                    Inc.
                                           (management
                                           consulting
                                           services)

+William R.               Trustee          Senior Vice         None/4/              None/4/            5
Grimsley                                   President and
One Market Plaza                           Director,
Steuart Tower,                             Capital
Suite 1800                                 Research and
San Francisco, CA                          Management
94105                                      Company
Age: 61

Koichi Itoh               Trustee          Group Vice          $                    $                  3
Autosplice Inc.                            President,
3-7-39 Minami-cho                          Autosplice
Higashi-Kurume                             Inc., former
City                                       President and
Tokyo, Japan 203-                          Chief
0031                                       Executive
Age:  58                                   Officer,
                                           IMPAC
                                           (management
                                           consulting
                                           services);
                                           former
                                           Managing
                                           Partner,
                                           VENCA
                                           Management
                                           (venture
                                           capital)

William H. Kling          Trustee          President,          $                    $                  6
45 East Seventh                            Minnesota
Street                                     Public Radio;
St. Paul, MN 55101                         President,
Age:  57                                   Greenspring
                                           Co.; former
                                           President,
                                           American
                                           Public Radio
                                           (now Public
                                           Radio
                                           International)

John G. McDonald          Trustee          The IBJ             $                    $                  8
Graduate School of                         Professor of
Business                                   Finance,
Stanford                                   Graduate
University                                 School of
Stanford, CA 94305                         Business,
Age: 62                                    Stanford
                                           University

++William I.              Trustee          Chairman of         $                    $                  3
Miller                                     the Board,
500 Washington                              Irwin
Street                                     Financial
Box 929                                    Corporation
Columbus, IN 47202
Age:  43

Kirk P. Pendleton         Trustee          Chairman/Chief Executive   $                    $                  6
Cairnwood, Inc.                            Officer,
75 James Way                               Cairnwood,
Southhampton, PA                           Inc. (venture
18966                                      capital
Age:  59                                   investment)

Donald E. Petersen        Trustee          Former              $                    $                  5
222 East Brown,                            Chairman of
Suite 460                                  the Board and
Birmingham, MI                             Chief
48009                                      Executive
Age: 72                                    Officer, Ford
                                           Motor
                                           Company

+Walter P. Stern          Chairman         Chairman,           None/4/              None/4/            4
630 Fifth Avenue          of               Capital Group
New York, NY 10111        the Board        International, Inc.;
Age:  70                                   Chairman,
                                           Capital
                                           International, Inc.; Vice
                                           Chairman,
                                           Capital
                                           Research
                                           International, Inc.;
                                           Director,
                                           Temple-Inland
                                           Inc. (forest
                                           products)

+Thierry                  Vice             Director,           None/4/              None/4/            2
Vandeventer               Chairman         Capital
3 Place des               of the           Research and
Bergues                   Board            Management
1201 Geneva,                               Company
Switzerland
Age:  63


 + Trustees who are considered "interested persons" as defined in the Investment Company Act of 1940, as amended, on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

 ++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

  /1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the funds in The American Funds Group as designated by the Trustee.

  /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America. Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, Inc. whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

 /3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) as of the fiscal year ended March 31, 1999 for participating Trustees is as follows:
Michael R. Bonsignore ($_____), Robert A. Fox ($_____), Koichi Itoh ($_____), William H. Kling ($_____), John G. McDonald ($_____), William I. Miller ($_____), Kirk P. Pendleton ($_____) and Donald E. Petersen ($_____). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

 /4/ William R. Grimsley, Walter P. Stern and Thierry Vandeventer are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                    OFFICERS

NAME AND ADDRESS           AGE      POSITION(S)        PRINCIPAL
                                    HELD WITH          OCCUPATION(S) DURING
                                    REGISTRANT         PAST 5 YEARS

Mark E. Denning            41       President          Senior Vice President
25 Bedford Street                   and                and Director, Capital
London, England                     Principal          Research Company;
                                    Executive          Director, Capital
                                    Officer            Research and
                                                       Management Company

Stephen E. Bepler          56       Executive          Senior Vice
630 Fifth Avenue                    Vice               President, Capital
New York, NY  10111                 President          Research Company

Robert W. Lovelace         36       Senior Vice        Executive Vice
11100 Santa Monica                  President          President and
Blvd.                                                  Director, Capital
Los Angeles, CA                                        Research Company;
90025                                                  Vice President,
                                                       Capital Research and
                                                       Management Company

Janet A. McKinley          44       Senior Vice        Senior Vice
630 Fifth Avenue                    President          President, Capital
New York, NY  10111                                    Research Company;
                                                       Director, Capital
                                                       Research and
                                                       Management Company

Alwyn Heong                39       Vice               Vice President,
630 Fifth Avenue                    President          Capital Research
New York, NY  10111                                    Company

Hiromi Ishikawa            37       Vice               Vice President,
Yamato Seimei                       President          Capital Research
Building                                               Company
1-1-7
Uchisaiwaicho,
Chiyodaku
Tokyo 100, Japan

Vincent P. Corti           42       Secretary          Vice President - Fund
333 South Hope                                         Business Management
Street                                                 Group, Capital
Los Angeles, CA                                        Research and
90071                                                  Management Company

R. Marcia Gould            44       Treasurer          Vice President - Fund
135 South State                                        Business Management
College Blvd.                                          Group, Capital
Brea, CA  92821                                        Research and
                                                       Management Company

Dayna G. Yamabe            31       Assistant          Assistant Vice
135 South State                     Treasurer          President - Fund
College Blvd.                                          Business Management
Brea, CA  92821                                        Group, Capital
                                                       Research and
                                                       Management Company


All of the officers listed are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the fund to any Trustee or officer who is a director, officer or employee of the Investment Adviser or affiliated companies. Each unaffiliated Trustee is paid a fee of $18,000 per annum, plus $1,000 for each Board of Trustees meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Trustees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. As of May 1, 1999 the officers and Trustees of the fund and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the fund.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for managing more than $200 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser, unless sooner terminated, will continue until March 31, 1999 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons who perform executive, administrative, clerical and bookkeeping functions of the fund; provides suitable office space and utilities; and provides necessary small office equipment and general purpose accounting forms, supplies, and postage used at the offices of the fund relating to the services furnished by the Investment Adviser.

The fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; expenses pursuant to the fund's Plan of Distribution (described below); costs of designing, printing and mailing reports, prospectuses, proxy statements and notices to shareholders; taxes; expenses of the issuance, sale, redemption, or repurchase of shares of the fund (including stock certificates, registration and qualification fees and expenses); legal and auditing fees and expenses; compensation, fees, and expenses paid to Trustees not affiliated with the Investment Adviser; association dues; and costs of stationery and forms prepared exclusively for the fund.

The Investment Adviser will reimburse the fund to the extent that the fund's annual operating expenses, exclusive of taxes, interest, brokerage costs, distribution expenses and extraordinary expenses such as litigation and acquisitions, exceed the expense limitations applicable to the fund imposed by state securities laws or any regulations thereunder. Only one state (California) continues to impose expense limitations on funds registered for sale therein. The California provision currently limits annual expenses to the sum of 2-1/2% of the first $30 million of average net assets, 2% of the next $70 million and 1-1/2% of the remaining average net assets. Rule 12b-1 distribution plan expenses would be excluded from this limit. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The fund might be eligible to exclude certain additional expenses, such as expenses of maintaining foreign custody of certain portfolio securities by obtaining a waiver of such limit from California.

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rate of 0.69% on the first $500 million of the fund's average net assets, 0.59% of such assets in excess of $500 million but not exceeding $1.0 billion, 0.53% of such assets in excess of $1.0 billion but not exceeding $1.5 billion, 0.50% of such assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.48% of such assets in excess of $2.5 billion but not exceeding $4.0 billion, 0.47% of such assets in excess of $4.0 billion but not exceeding $6.5 billion, 0.46% of such assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.45% of such assets in excess of $10.5 billion but not exceeding $17 billion, and 0.445% of such assets in excess of $17 billion. During the fiscal years ended March 31, 1999, 1998 and 1997, the Investment Adviser's total fees amounted to $
    ,  $90,507,000 and $70,142,000, respectively.

PRINCIPAL UNDERWRITER -- American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adopted a Plan of Distribution (the Plan), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of fund shares for the fiscal year ended
March 31, 1999 amounted to $                      after allowance of $
          to dealers. During the fiscal years ended March 31, 1998 and 1997 the Principal Underwriter retained $10,044,000 and $10,806,000, respectively after an allowance of $50,962,000 and $55,552,000, respectively.

As required by rule 12b-1 and the 1940 Act, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Trustees who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the fund are committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plan the fund may expend up to 0.25% of its average net assets annually to finance any activity primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made. These include service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan, any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees or a community foundation).

Commissions on sales of shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable. During the fiscal year ended March 31, 1999, the fund paid or accrued $
      under the Plan.

The Glass-Stegall Act and other applicable laws, among other things, generally prohibit commercial banks from engaging in the business of underwriting, selling or distributing securities, but permit banks to make shares of mutual funds available to their customers and to perform administrative and shareholder servicing functions. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either federal or state statutes or regulations relating to the permissible activities of banks or their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. If a bank were prohibited from so acting, shareholder clients of such bank would be permitted to remain shareholders of the fund and alternate means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of the fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by such bank. It is not expected that shareholders would suffer adverse financial consequences as a result of any of these occurrences.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein, and certain banks and financial institutions may be required to be registered as dealers pursuant to state law.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

The fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, (the Code). Under Subchapter M, if the fund distributes within specified times at least 90% of the sum of its investment company taxable income (net investment income and the excess of net short-term capital gains over net long-term capital losses) and its tax-exempt interest, if any, it generally will be taxed only on that portion of its investment company taxable income that it retains.

To qualify, the fund must (a) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities, currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities (but such other securities must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer), and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gains (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and net capital gain income and (ii) any amount on which the fund pays income tax for the year. The fund intends to distribute net investment income and net capital gains so as to minimize or avoid the excise tax liability.

Distributions of investment company taxable income, including short-term capital gains, generally are taxable to the shareholder as ordinary income, regardless of whether such distributions are paid in cash or reinvested in additional shares of the fund. A capital gain distribution, whether paid in cash or reinvested in shares, is taxable to shareholders as long-term capital gains, regardless of the length of time a shareholder has held the shares or whether such gain was realized by the fund before the shareholder acquired such shares and was reflected in the price paid for the shares.

The fund also intends to continue distributing to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. If the net asset value of shares of the fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes.

Except for transactions the fund has identified as hedging transactions, the fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on forward currency contracts as of the end of the year as well as those actually realized during the year.

Sales of forward currency contracts which are intended to hedge against a change in the value of securities or currencies held by the fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition. It is anticipated that any net gain realized from the closing out of forward currency contracts will be considered gain from the sale of securities or currencies and therefore be qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

The amount of any realized gain or loss on closing out forward currency contracts such as a forward commitment for the purchase or sale of foreign currency will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, forward currency contracts held by the fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Code Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. The fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

The fund will distribute to shareholders annually any net long-term capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the fund's fiscal year) on forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments.

Under the Code, the fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The fund's dividends will be based on its income for federal tax purposes. Because some gains and losses from currency fluctuation are deemed to be income or loss for federal tax purposes, the fund's dividends may be more or less than interest and dividends earned by the fund.

Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December and made payable to shareholders of record in such a month are treated as paid and are therefore taxable in the current calendar year even if the fund pays the dividend after December 31 but during January of the following year.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund in The American Funds Group, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of a fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

Under the Code, distributions of net investment income by the fund to a shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, non-U.S. corporation or non-U.S. partnership (a non-U.S. shareholder) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the fund to a non-U.S. shareholder is "effectively connected" with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens, U.S. residents, or domestic corporations will apply. However, if the distribution is effectively connected with the conduct of the non-U.S. shareholder's trade or business within the U.S., the distribution would be included in the net income of the shareholder and subject to U.S. income tax at the applicable marginal rate. Distributions of net long-term capital gains are not subject to tax withholding, but in the case of a non-U.S. shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year.

The fund may be required to pay withholding and other taxes imposed by foreign countries generally at rates from 10% to 40% which would reduce the fund's investment income. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% in value of the fund's total assets at the close of its taxable year consists of securities of foreign issuers, the fund will be eligible to file elections with the Internal Revenue Service pursuant to which shareholders of the fund will be required to include their respective pro rata portions of such withholding taxes in their federal income tax returns as gross income, treat such amounts as foreign taxes paid by them, and deduct such amounts in computing their taxable incomes or, alternatively, use them as foreign tax credits against their federal income taxes. In any year the fund makes such an election, shareholders will be notified as to the amount of foreign withholding and other taxes paid by the fund.

As of the date of this statement of additional information, the maximum federal individual stated tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains on assets held more than one year is 20%; and, the maximum corporate tax applicable to ordinary income and net capital gain is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of tax liability of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of tax of up to $100,000. Naturally, the amount of tax payable by a shareholder with respect to either distributions from the fund or disposition of fund shares will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. The maximum amount that an individual may contribute to all IRA's (deductible, nondeductible and Roth IRA's) per year is the lesser of $2,000 or the individual's compensation for the year. In some cases, the IRA contribution itself may be deductible.

The foregoing is limited to a summary of federal taxation and should not be viewed as a comprehensive discussion of all provisions of the Code relevant to investors. Dividends and capital gain distributions may also be subject to state or local taxes. Shareholders should consult their own tax advisers for additional details as to their particular tax status.

                               PURCHASE OF SHARES

METHOD                 INITIAL INVESTMENT                           ADDITIONAL INVESTMENTS

                       See "Investment Minimums and Fund            $50 minimum (except where a
                       Numbers" for initial                         lower minimum is noted under
                       investment minimums.                         "Investment Minimums and Fund
                                                                    Numbers").

By contacting          Visit any investment dealer who is           Mail directly to your
your investment        registered in the state where the            investment dealer's address
dealer                 purchase is made and who has a sales         printed on your account
                       agreement with American Funds                statement.
                       Distributors.

By mail                Make your check payable to the fund          Fill out the account additions
                       and mail to the address indicated on         form at the bottom of a recent
                       the account application.  Please             account statement, make your
                       indicate an investment dealer on the         check payable to the fund,
                       account application.                         write your account number on
                                                                    your check, and mail the check
                                                                    and form in the envelope
                                                                    provided with your account
                                                                    statement.

By telephone           Please contact your investment               Complete the "Investments by
                       dealer to open account, then follow          Phone" section on the account
                       the procedures for additional                application or American
                       investments.                                 FundsLink Authorization Form.
                                                                    Once you establish the
                                                                    privilege, you, your financial
                                                                    advisor or any person with
                                                                    your account information can
                                                                    call American FundsLine(r) and
                                                                    make investments by telephone
                                                                    (subject to conditions noted
                                                                    in "Shareholder Account
                                                                    Services and Privileges -
                                                                    Telephone and Computer
                                                                    Purchases, Redemptions and
                                                                    Exchanges" below).

By computer            Please contact your investment               Complete the American
                       dealer to open account, then follow          FundsLink Authorization Form.
                       the procedures for additional                Once you established the
                       investments.                                 privilege, you, your financial
                                                                    adviser or any person with
                                                                    your account information may
                                                                    access American FundsLine
                                                                    OnLine(sm) on the Internet and
                                                                    make investments by computer
                                                                    (subject to conditions noted
                                                                    in "Shareholder Account
                                                                    Services and Privileges -
                                                                    Telephone and Computer
                                                                    Purchases, Redemptions and
                                                                    Exchanges" below).

By wire                Call 800/421-0180 to obtain your             Your bank should wire your
                       account number(s), if necessary.             additional investments in the
                       Please indicate an investment dealer         same manner as described under
                       on the account.  Instruct your bank          "Initial Investment."
                       to wire funds to:
                       Wells Fargo Bank
                       155 Fifth Street, Sixth Floor
                       San Francisco, CA 94106
                       (ABA #121000248)
                       For credit to the account of:
                       American Funds Service
                       Company a/c #4600-076178
                       (fund name)
                       (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE
ORDER.


INVESTMENT MINIMUMS AND FUND NUMBERS -- Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(r) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT

STOCK AND STOCK/BOND FUNDS

AMCAP Fund(r)                                $1,000                  02

American Balanced Fund(r)                    500                     11

American Mutual Fund(r)                      250                     03

Capital Income Builder(r)                    1,000                   12

Capital World Growth and Income              1,000                   33
Fund(sm)

EuroPacific Growth Fund(r)                   250                     16

Fundamental Investors(sm)                    250                     10

The Growth Fund of America(r)                1,000                   05

The Income Fund of America(r)                1,000                   06

The Investment Company of America(r)         250                     04

The New Economy Fund(r)                      1,000                   14

New Perspective Fund(r)                      250                     07

SMALLCAP World Fund(r)                       1,000                   35

Washington Mutual Investors Fund(sm)         250                     01

BOND FUNDS

American High-Income Municipal Bond          1,000                   40
Fund(r)

American High-Income Trust(sm)               1,000                   21

The Bond Fund of America(sm)                 1,000                   08

Capital World Bond Fund(r)                   1,000                   31

Intermediate Bond Fund of                    1,000                   23
America(sm)

Limited Term Tax-Exempt Bond Fund of         1,000                   43
America(sm)

The Tax-Exempt Bond Fund of                  1,000                   19
America(r)

The Tax-Exempt Fund of                       1,000                   20
California(r)*

The Tax-Exempt Fund of Maryland(r)*          1,000                   24

The Tax-Exempt Fund of Virginia(r)*          1,000                   25

U.S. Government Securities Fund(sm)          1,000                   22

MONEY MARKET FUNDS

The Cash Management Trust of                 2,500                   09
America(r)

The Tax-Exempt Money Fund of                 2,500                   39
America(sm)

The U.S. Treasury Money Fund of              2,500                   49
America(sm)

___________
*Available only in certain states.



For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for IRAs. Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

SALES CHARGES -- The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND
FUNDS

Less than $50,000                6.10%            5.75%            5.00%

$50,000 but less than            4.71             4.50             3.75
$100,000

BOND FUNDS

Less than $25,000                4.99             4.75             4.00

$25,000 but less than            4.71             4.50             3.75
$50,000

$50,000 but less than            4.17             4.00             3.25
$100,000

STOCK, STOCK/BOND, AND
BOND FUNDS

$100,000 but less than           3.63             3.50             2.75
$250,000

$250,000 but less than           2.56             2.50             2.00
$500,000

$500,000 but less than           2.04             2.00             1.60
$1,000,000

$1,000,000 or more               none             none             (see below)


PURCHASES NOT SUBJECT TO SALES CHARGES -- Investment of $1 million or more and investments made by employer-sponsored defined contribution-type plans with 100 or more eligible employees are sold with no initial sales charge. A contingent deferred sales charge may be imposed on certain redemptions by these accounts made within one year of purchases. Investments by retirement plans, foundations or endowments with $50 million or more in assets, and employer-sponsored defined contribution-type plans with 100 or more eligible employees made with no sales charge are not subject to a contingent deferred sales charge.

In addition, the stock, stock/bond and bond funds may sell shares at net asset value to:

 (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;


 (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;

 (3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

 (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;

 (5) insurance company separate accounts;

 (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and


 (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


DEALER COMMISSIONS -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 100 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $50 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

REDUCING YOUR SALES CHARGE -- You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

 STATEMENT OF INTENTION -- You may enter into a non-binding commitment to purchase shares of a fund(s) over a over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $50,000 or more made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the securities dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases. Existing holdings eligible for rights of accumulation (see the account application) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

 AGGREGATION -- Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Cough-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

 CONCURRENT PURCHASES -- You may combine purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

 RIGHT OF ACCUMULATION -- You may take into account the current value of your existing holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Direct purchases of the money market funds are excluded.

PRICE OF SHARES -- Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)

- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

-  Requests must be signed by the registered shareholder(s)
-  A signature guarantee is required if the redemption is:

  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.

- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

- You must include any shares you wish to sell that are in certificate form.

TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(SM)

- Redemptions by telephone or fax (including American FundsLine(r) and American FundsLine OnLine(sm)) are limited to $50,000 per shareholder each day.

-  Checks must be made payable to the registered shareholder(s).

- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

- You may establish check writing privileges (use the money market funds application)

  -- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge (any contingent deferred sales charge paid will be credited to your account) in any fund in The American Funds Group within 90 days after the date of the redemption or distribution. Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service
Company.

CONTINGENT DEFERRED SALES CHARGE -- A contingent deferred sales charge of 1% applies to certain redemptions from funds other than the money market funds made within twelve months of purchase on investments of $1 million or more (other than redemptions by employer-sponsored retirement plans). The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge.

REDEMPTION OF SHARES -- The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder owns of record, shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments into the American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. American Funds Service Company will then invest your money into the fund you specified on or around the date you specified. If your bank account cannot be debited due to insufficient funds, a stop-payment or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:

 (a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

 (b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

 (c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Redeeming Shares"), by contacting your investment dealer, by using American FundsLine(r) and American FundsLine OnLine(sm) (See "American FundsLine(r) and American FundsLine OnLine(sm)" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES -- You may automatically exchange shares in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day of each month you designate. You must either (a) meet the minimum initial investment requirement for the receiving fund OR (b) the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

AUTOMATIC WITHDRAWALS -- Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the company of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from American Funds Service Company. Dividend and capital gain reinvestments and purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) AND AMERICAN FUNDSLINE ONLINE(SM)-- You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day), or exchange shares around the clock with American FundsLine(r) and American FundsLine OnLine(sm). To use these services, call 800/325-3590 from a TouchTone(tm) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine(r) and American FundsLine OnLine(sm) are subject to the conditions noted above and in "Shareholder Account Services and Privileges - Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine(r)) or computer (including American FundsLine OnLine(sm)), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the fund or other funds served by the Investment Adviser. The fund does not have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

Portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
March 31, 1999, 1998 and 1997, amounted to $                    , $22,795,000
and $18,418,000, respectively.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian. Non-U.S. securities may be held by the Custodian pursuant to sub-custodial arrangements in non-U.S. banks or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee
of $                        for the fiscal year ended March 31, 1999.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in accounting and auditing.

REPORTS TO SHAREHOLDERS -- The fund's fiscal year ends on March 31. Shareholders are provided at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP, whose selection is determined annually by the Trustees. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a report, shareholders should contact the Transfer
Agent.

YEAR 2000 --The fund and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The fund understands that these service providers are taking steps to address the "Year 2000 problem". However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the fund. In addition, the fund's investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the fund invests could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

OTHER INFORMATION -- The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this statement of additional information. The following information is not included in the Annual Report:

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
MAXIMUM OFFERING PRICE PER SHARE -- MARCH 31, 1999

Net asset value and redemption price per share

  (Net assets divided by shares outstanding)               $

Maximum offering price per share

  (100/94.25 of net asset value per share, which takes

  into account the fund's current maximum sales            $
  charge)


SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

SHAREHOLDER VOTING RIGHTS -- All shares of the fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees must call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested to do so by the record holders of at least 10% of the outstanding shares. At such meeting, a Trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the Trustee be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund, except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees shall not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, the fund will continue indefinitely.

REMOVAL OF TRUSTEES BY SHAREHOLDERS - At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any Trustee or Trustees from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed Trustees. The fund has made an undertaking, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of Trustees, as though the fund were a common-law trust. Accordingly, the Trustees of the fund shall promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                   INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield is        % based on a 30-day (or one month) period ended
March 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

 YIELD = 2[( a-b/cd + 1)/6/ -1]

  Where: a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

The fund's one year total return and average annual total return for the five-
and ten-year periods ended March 31, 1999 were          %,         % and
 %, respectively. The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

The following assumptions will be reflected in computations made in accordance with the formula stated above: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

The fund may refer to results and surveys compiled by organizations such as CDA Investment Technologies, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the fund may, from time to time, refer to results published in various periodicals, including BARRON'S, FORBES, FORTUNE, INSTITUTIONAL INVESTOR, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY, U.S. NEWS AND WORLD REPORT and THE WALL STREET JOURNAL.

The fund may from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The fund may, from time to time, compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (E.G. food, clothing and fuels, transportation, and other goods and services that people buy for day-to-day living).

The investment results set forth below were calculated as described in the fund's Prospectus. The fund's results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any investment results reported by the fund should not be considered representative of what an investment in the fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing the fund's investment results with those published for other mutual funds, other investment vehicles and unmanaged indices. The fund's results also should be considered relative to the risks associated with the fund's investment objective and policies.

EXPERIENCE OF THE INVESTMENT ADVISER - Capital Research and Management Company manages nine growth and growth-income funds that are at least 10 years old. In the rolling 10-year periods since January 1, 1969 (138 in all) those funds have had better total returns than their comparable Lipper indexes in 128 of 138 periods.

Note that past results are not an indication of future investment results. Also, the fund has different investment policies than the funds mentioned above. These results are included solely for the purpose of informing investors about the experience and history of Capital Research and Management Company.
                      EUPAC VS. VARIOUS UNMANAGED INDICES

Period                                                             MSCI

4/1 - 3/31                EUPAC                 S&P 500/1/         EAFE/2/

1989 - 1999                    %                     %                 %

1988 - 1998               254.7%                464.7%             87.9%

1987 - 1997               217.0%                250.1%             84.5%

1986 - 1996               252.9%                268.5%             192.5%

1985 - 1995               354.8%                283.9%             382.3%

1984* - 1998              706.6%                973.4%             586.5%


/1/ The Standard and Poor's 500 Stock Index is comprised of industrial, transportation, public utilities and financial stocks and represents a large portion of the value of issues traded on the New York Stock Exchange. Selected issues traded on the American Stock Exchange are also included.

/2/ The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) is an arithmetical average, weighted by market value, of the more than 1,000 securities listed on the stock exchanges of Europe, Australia, New Zealand and the Far East.

* From inception on April 16, 1984.

IF YOU ARE CONSIDERING EUPAC FOR AN INDIVIDUAL RETIREMENT ACCOUNT . . . Here's how much you would have if you had invested $2,000 a year in the fund:

1 Year                5 Years               10 Years           Lifetime

(4/1/98 -             (4/1/94 -             (4/1/89 -          (4/16/84 -
3/31/99)              3/31/99)              3/31/99)           3/31/99)



$                     $                     $                  $


                      ___________________________________
SEE THE DIFFERENCE TIME CAN MAKE IN AN INVESTMENT PROGRAM...

If you had invested          ...and taken all distributions

$10,000 in EUPAC             in shares, your investment

this many years ago...       would have been worth this

                             much at March 31, 1999





                             Periods

Number of Years              4/1  -  3/31          Value



1                            1998-1999             $

2                            1997-1999

3                            1996-1999

4                            1995-1999

5                            1994-1999

6                            1993-1999

7                            1992-1999

8                            1991-1999

9                            1990-1999

10                           1989-1999

11                           1988-1999

12                           1987-1999

13                           1986-1999

14                           1985-1999

Lifetime*                    1984-1999




   (*  from inception on April 16, 1984)
___________________________________
Illustration of a $10,000 investment in EUPAC with dividends reinvested (For the lifetime of the fund April 16, 1984 through March 31, 1999)

             COST OF SHARES                                   VALUE OF SHARES

Fiscal       Annual         Dividends        Total          From           From               From           Total
Year End     Dividends      (cumulative)     Investment     Initial        Capital Gains      Dividends      Value
March 31                                     Cost           Investment     Reinvested         Reinvested

1985*        $69            $69              $ 10,069       $ 9,876        $ --               $72            $9,948

1986         35             104              10,104         15,206         --                 162            15,368

1987         118            222              10,222         18,489         1,006              332            19,827

1988         491            713              10,713         17,370         3,213              854            21,437

1989         316            1,029            11,029         18,379         4,969              1,238          24,586

1990         527            1,556            11,556         19,760         7,128              1,874          28,762

1991         656            2,212            12,212         20,845         7,883              2,653          31,381

1992         611            2,823            12,823         22,857         8,645              3,555          35,057

1993         538            3,361            13,361         24,238         9,167              4,349          37,754

1994         515            3,876            13,876         30,151         11,557             5,962          47,670

1995         716            4,592            14,592         28,695         12,927             6,385          48,007

1996         1,132          5,724            15,724         33,352         15,547             8,634          57,533

1997         1,063          6,787            16,787         36,676         19,366             10,630         66,672

1998         1,156          7,943            17,943         40,604         26,958             13,094         80,656

1999


The dollar amount of capital gain distributions during the period was $    .
                     (*  from inception on April 16, 1984)

                          DESCRIPTION OF BOND RATINGS

                           Corporate Debt Securities

 MOODY'S INVESTORS SERVICE, INC. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C" according to quality.

"Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"Aa -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and , in fact, have speculative characteristics as well."

"Ba -- Have speculative elements; future cannot be considered as well assured. The protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Bonds in this class are characterized by uncertainty of position."

"B -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"Caa -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"Ca -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

 STANDARD & POOR'S CORPORATION rates the long-term securities debt of various entities in categories ranging from "AAA" to "D" according to quality.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

"A - Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C-1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

                                    PART C

                               OTHER INFORMATION
                            EUROPACIFIC GROWTH FUND

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).
(b) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).
(c) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).
(d) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).
(e) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 16 filed May 6, 1997).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Auditors -- to be provided by amendment.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).
(m) Previously filed (see Post-Effective Amendment No. 17 filed May 30, 1997).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company. These policies insure its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article VI of the Trust's By-Laws states:

(a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

(b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

(c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

(d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested Trustees or independent legal counsel.

(f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

(g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

(h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

(i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)     (1)                                      (2)                              (3)



        NAME AND PRINCIPAL                       POSITIONS AND OFFICES            POSITIONS AND OFFICES

        BUSINESS ADDRESS                         WITH UNDERWRITER                 WITH REGISTRANT



        David L. Abzug                           Regional Vice President          None

        27304 Park Vista Road
        Agoura Hills, CA  91301



        John A. Agar                             Vice President                   None
        1501 N. University, Suite 227A
        Little Rock, AR  72207



        Robert B. Aprison                        Vice President                   None

        2983 Bryn Wood Drive

        Madison, WI  53711



L       William W. Bagnard                       Vice President                   None



        Steven L. Barnes                         Senior Vice President            None

        5400 Mount Meeker Road

        Boulder, CO  80301



B       Carl R. Bauer                            Assistant Vice President         None

        Michelle A. Bergeron                     Vice President                   None
        4160 Gateswalk Drive
        Smyrna, GA  30080



        Joseph T. Blair                          Senior Vice President            None

        27 Drumlin Road

        West Simsbury, CT  06092



        John A. Blanchard                        Vice President                   None

        6421 Aberdeen Road

        Mission Hills, KS  66208



        Ian B. Bodell                            Senior Vice President            None

        P.O. Box 1665

        Brentwood, TN  37024-1665



        Michael L. Brethower                     Senior Vice President            None

        2320 North Austin Avenue

        Georgetown, TX  78626



        C. Alan Brown                            Regional Vice President          None

 4129 Laclede Avenue
       St. Louis, MO  63108



H       J. Peter Burns                           Vice President                   None



        Brian C. Casey                           Regional Vice President          None

        8002 Greentree Road

        Bethesda, MD  20817



        Victor C. Cassato                        Senior Vice President            None

        609 W. Littleton Blvd., Suite 310

        Littleton, CO  80120



        Christopher J. Cassin                    Senior Vice President            None

        111 W. Chicago Avenue, Suite G3

        Hinsdale, IL  60521



        Denise M. Cassin                          Vice President                  None

        1301 Stoney Creek Drive

        San Ramon, CA  94538



L       Larry P. Clemmensen                      Director                         None



L       Kevin G. Clifford                        Director, President and          None
                                                 Co-Chief Executive Officer



        Ruth M. Collier                          Senior Vice President            None

        145 West 67th St., #12K

        New York, NY  10023



S       David Coolbaugh                          Assistant Vice President         None



        Thomas E. Cournoyer                      Vice President                   None

        2333 Granada Boulevard

        Coral Gables, FL  33134



        Douglas A. Critchell                     Senior Vice President            None

        3521 Rittenhouse Street, N.W.

        Washington, D.C.  20015



L       Carl D. Cutting                          Vice President                   None



        Daniel J. Delianedis                     Regional Vice President          None

        8689 Braxton Drive

        Eden Prairie, MN  55347



        Michael A. Dilella                       Vice President                   None

        P. O. Box 661

        Ramsey, NJ  07446



        G. Michael Dill                          Senior Vice President            None
        505 E. Main Street

        Jenks, OK  74037



        Kirk D. Dodge                            Senior Vice President            None

        633 Menlo Avenue, Suite 210

        Menlo Park, CA  94025



        Peter J. Doran                           Senior Vice President            None

        1205 Franklin Avenue

        Garden City, NY  11530



L       Michael J. Downer                        Secretary                        None



        Robert W. Durbin                         Vice President                   None

        74 Sunny Lane

        Tiffin, OH  44883



I       Lloyd G. Edwards                         Senior Vice President            None



L       Paul H. Fieberg                          Senior Vice President            None



        John Fodor                                Vice President                  None

        15 Latisquama Road

        Southborough, MA  01772



        Clyde E. Gardner                         Senior Vice President            None

        Route 2, Box 3162

        Osage Beach, MO  65065



B       Evelyn K. Glassford                      Vice President                   None



        Jeffrey J. Greiner                       Vice President                   None

        12210 Taylor Road

        Plain City, OH  43064

L       Paul G. Haaga, Jr.                       Director                         None



B       Mariellen Hamann                         Assistant Vice President         None



        David E. Harper                          Senior Vice President            None

        R.D. 1, Box 210, Rte 519

        Frenchtown, NJ  08825



        Ronald R. Hulsey                         Vice President                   None

        6744 Avalon

        Dallas, TX  75214



        Robert S. Irish                          Regional Vice President          None

        1225 Vista Del Mar Drive

        Delray Beach, FL  33483



L       Robert L. Johansen                       Vice President                   None



        Michael J. Johnston                      Director                         None

        630 Fifth Avenue, 36th Floor

        New York, NY  10111



B       Damien M. Jordan                         Vice President                   None



        Arthur J. Levine                         Senior Vice President            None

        12558 Highlands Place

        Fishers, IN  46038



B       Karl A. Lewis                            Assistant Vice President         None



        T. Blake Liberty                         Regional Vice President          None

        5506 East Mineral Lane

        Littleton, CO  80122



        Mark Lien                                Regional Vice President          None
        5570 Beechwood Terrace
        West Des Moines, IA  50266

L       Lorin E. Liesy                           Assistant Vice President         None



L       Susan G. Lindgren                        Vice President -                 None
                                                 Institutional

                                                 Investment Services



LW      Robert W. Lovelace                       Director                         Senior Vice President



        Stephen A. Malbasa                       Vice President                   None

        13405 Lake Shore Blvd.

        Cleveland, OH  44110



        Steven M. Markel                         Senior Vice President            None

        5241 South Race Street

        Littleton, CO  80121



L       J. Clifton Massar                        Director, Senior Vice            None
                                                 President



L       E. Lee McClennahan                       Senior Vice President            None



L       Jamie R. McCrary                         Assistant Vice President         None



S       John V. McLaughlin                       Senior Vice President            None



        Terry W. McNabb                          Vice President                   None

        2002 Barrett Station Road

        St. Louis, MO  63131



L       R. William Melinat                       Vice President -                 None
                                                 Institutional

                                                 Investment Services



        David R. Murray                          Vice President                   None

        60 Briant Drive

        Sudbury, MA  01776



        Stephen S. Nelson                        Vice President                   None

        P.O. Box 470528

        Charlotte, NC  28247-0528



        William E. Noe                           Regional Vice President          None

        304 River Oaks Road

        Brentwood, TN  37027



        Peter A. Nyhus                           Vice President                   None

        3084 Wilds Ridge Court

        Prior Lake, MN  55372

        Eric P. Olson                            Vice President                   None

        62 Park Drive

        Glenview, IL  60025



        Fredric Phillips                         Senior Vice President            None

        175 Highland Avenue, 4th Floor

        Needham, MA  02494



B       Candance D. Pilgrim                      Assistant Vice President         None



        Carl S. Platou                           Vice President                   None

        4021 96th Avenue, S.E.

        Mercer Island, WA  98040



L       John O. Post                             Vice President                   None



S       Richard P. Prior                         Assistant Vice President         None



        Steven J. Reitman                        Senior Vice President            None

        212 The Lane

        Hinsdale, IL  60521



        Brian A. Roberts                          Vice President                  None

        P.O. Box 472245

        Charlotte, NC  28247



        George S. Ross                           Senior Vice President            None

        55 Madison Avenue

        Morristown, NJ  07962



L       Julie D. Roth                            Vice President                   None



L       James F. Rothenberg                      Director                         None



        Douglas F. Rowe                          Vice President                   None

        30008 Oakland Hills Drive

        Georgetown, TX  78628



        Christopher S. Rowey                     Regional Vice President          None

        9417 Beverlywood Street

        Los Angeles, CA  90034



        Dean B. Rydquist                         Senior Vice President            None

        1080 Bay Pointe Crossing

        Alpharetta, GA  30005

        Richard R. Samson                        Senior Vice President            None

        4604 Glencoe Avenue, #4

        Marina del Rey, CA  90292



        Joseph D. Scarpitti                      Vice President                   None

        31465 St. Andrews

        Westlake, OH  44145



L       R. Michael Shanahan                      Director                         None



        David W. Short                           Director, Chairman of the        None
        1000 RIDC Plaza, Suite 212               Board and Co-Chief
        Pittsburgh, PA  15238                    Executive Officer



        William P. Simon, Jr.                    Senior Vice President            None

        912 Castlehill Lane

        Devon, PA  91333



L       John C. Smith                            Assistant Vice President -       None
                                                 Institutional Investment
                                                 Services



        Rodney G. Smith                          Vice President                   None

        100 N. Central Expressway
        Suite 1214

        Richardson, TX  75080



        Tony Soave                               Regional Vice President          None
        8831 Morning Mist Drive
        Clarkston, MI  48348

        Nicholas D. Spadaccini                   Regional Vice President          None

        855 Markley Woods Way

        Cincinnati, OH  45230



L       Kristen J. Spazafumo                     Assistant Vice President         None



        Daniel S. Spradling                      Senior Vice President            None

        181 Second Avenue
        Suite 228

        San Mateo, CA  94401



B       Max D. Stites                            Vice President                   None



        Thomas A. Stout                          Regional Vice President          None

        3919 Whooping Crane Circle
        Virginia Beach, VA  23455





        Craig R. Strauser                        Vice President                   None

        3 Dover Way

        Lake Oswego, OR  97034



        Francis N. Strazzeri                     Senior Vice President            None

        31641 Saddletree Drive

        Westlake Village, CA  91361



L       Drew W. Taylor                           Assistant Vice President         None



S       James P. Toomey                           Vice President                  None



I       Christopher E. Trede                      Vice President                  None



        George F. Truesdail                      Vice President                   None

        400 Abbotsford Court

        Charlotte, NC  28270



        Scott W. Ursin-Smith                     Vice President                   None

        60 Reedland Woods Way

        Tiburon, CA  94920



        Thomas E. Warren                         Regional Vice President          None

        119 Faubel Street

        Sarasota, FL  34242



L       J. Kelly Webb                            Senior Vice President,           None
                                                 Treasurer



        Gregory J. Weimer                        Vice President                   None

        206 Hardwood Drive

        Venetia, PA  15367



B       Timothy W. Weiss                         Director                         None



        George Wenzel                            Regional Vice President          None
        3406 Shakespeare Drive
        Troy, MI  48084

        N. Dexter Williams                       Senior Vice President            None
        P.O. Box 2200
        Danville, CA  94526



        Timothy J. Wilson                        Vice President                   None

        113 Farmview Place

        Venetia, PA  15367



B       Laura L. Wimberly                        Vice President                   None



H       Marshall D. Wingo                        Director, Senior Vice            None
                                                 President



L       Robert L. Winston                        Director, Senior Vice            None
                                                 President



        William R. Yost                          Vice President                   None

        9320 Overlook Trail

        Eden Prairie, MN  55347



        Janet M. Young                           Regional Vice President          None

        1616 Vermont

        Houston, TX  77006



        Scott D. Zambon                          Regional Vice President          None

        320 Robinson Drive

        Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the fund and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 135 South State College Blvd., Brea, CA 92821.

Records covering shareholder accounts are maintained and kept by the transfer agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 42640 and 5300 Robin Hood Road, Norfolk, VA 23514.

Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081.

ITEM 29. MANAGEMENT SERVICES.

  None

ITEM 30. UNDERTAKINGS.

  n/a

                            SIGNATURE OF REGISTRANT

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 31st day of March, 1999.

  EuroPacific Growth Fund

  By /s/ Walter P. Stern
     Walter P. Stern, Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 31, 1999, by the following persons in the capacities indicated.

 SIGNATURE                                      TITLE

(1) Principal Executive Officer:

  /s/ Mark E. Denning                           President
 Mark E. Denning

(2) Principal Financial Officer and
 Principal Accounting Officer:

  /s/ R. Marcia Gould                           Treasurer
    R. Marcia Gould

(3) Trustees:

 Elisabeth Allison*                             Trustee
 Michael R. Bonsignore*                         Trustee
 Robert A. Fox*                                 Trustee
 Alan Greenway*                                 Trustee
 William R. Grimsley*                           Trustee
 Koichi Itoh*                                   Trustee
 William H. Kling*                              Trustee
 John G. McDonald*                              Trustee
 William I. Miller*                             Trustee
 Kirk P. Pendleton                              Trustee
 Donald E. Petersen*                            Trustee
 Walter P. Stern*                               Chairman of the Board
 Thierry Vandeventer                            Vice Chairman

*By  /s/ Vincent P. Corti
     Vincent P. Corti, Attorney-in-Fact